Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-4797

April 30, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)

Registration No.’s 2-89971; 811-3990

EDGAR CIK No. 0000742212

Ladies and Gentlemen:

On February 22, 2013, the Registrant filed with the Securities and Exchange Commission (“SEC”) Post-Effective Amendment No. 49 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), which filing was also submitted as Post-Effective Amendment No. 50 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering documents for the Registrant’s currently effective series (each, a “Portfolio” and together, the “Portfolios”) are divided into two separate sets. Accordingly, the Registration Statement contains two Part A’s (one relating to 27 of the Registrant’s 28 Portfolios and one relating to the Registrant’s Commodities Return Strategy Portfolio) and two Part B’s, which are similarly divided. In addition to routine updates, the Registration Statement filed on February 22, 2013 was updated to reflect sub-adviser changes that impacted certain of the Portfolios and additional disclosure relating to the Registrant’s operation as an affiliated fund of funds. The Registration Statement also contained so-called “reverse” supplements that contained information intended to be effective for the period from May 1, 2013 through June 30, 2013 (the “Supplements”).

The Registrant has attached for filing pursuant to paragraph (b) of Rule 485 under the Securities Act Post-Effective Amendment No. 50 to the Registration Statement. This filling is also submitted as Post-Effective Amendment No. 51 to the Registrant’s Registration Statement under the 1940 Act. The primary purpose of this filing is to respond to oral comments received on April 4, 2013 from Ms. Ashley Vroman-Lee of the SEC staff (the “Staff”) on Post-Effective Amendment No. 49/50. The filing also updates certain financial information contained in the Registration Statement, and contains other non-material marked changes.

The following paragraphs provide the Registrant’s response to comments received. Each comment has been repeated below, and the Registrant’s response follows.

1)

Comment: The Staff reiterates its position that the use of reverse supplements is not in accordance with Rule 485 in that the Registration Statement contains information that is inaccurate. Specifically, the Registrant’s board of directors has approved a change to the principal investment strategies of the Balanced Portfolio and the Asset Allocation Portfolio effective July 1, 2013. The Staff believes that using such a procedure is confusing to investors and asks that the Registrant reconsider this approach.

Response: The Registrant responds by asserting that as of May 1, 2013, the principal investment strategies and other information relating to the Portfolios in the Registration Statement will be accurate and complete. Specifically, Post-Effective Amendment No. 50 will become effective on May 1, 2013 pursuant to Rule 485(b), and will contain the change to the principal investment strategies that will become effective on July 1, 2013. Also effective May 1, 2013, the reverse Supplements will be filed pursuant to Rule 497, which contain the principal investment strategies for the Portfolios that will be in effect from May 1, 2013 through June 30, 2013. The reverse Supplements inform investors of the change and clearly indicate the effective periods for the information contained therein. As a result, the Registration Statement, as supplemented, will be accurate and complete as of May 1, 2013. The Registrant confirms that it will deliver or caused to be delivered to new investors the Prospectus dated May 1, 2013 together with the reverse Supplements in accordance with all federal securities laws. The Registrant further notes that, upon review of the SEC’s EDGAR database, it appears that Rule 497 has been used by multiple registrants as a vehicle to file reverse supplements. The Registrant believes that the use of the reverse Supplements in this case is the clearest and most cost-effective way in which to convey the disclosure to the Registrant’s investors. Accordingly, the Registrant respectfully declines to take a different approach.

2)

Comment: The July 1, 2013 changes to the principal investment strategies of the Balanced Portfolio and Asset Allocation Portfolio referred to in comment #1 appear to employ more robust fund of funds strategies. To the extent such increased use of fund of funds may have a material effect on the fee table disclosure, please revise and footnote the fee table for each such Portfolio in accordance with Item 3, Instruction 3(d)(ii) of Form N-1A.

Response: The Registrant notes that the July 1, 2013 changes to the principal investment strategies of the Balanced Portfolio and the Asset Allocation Portfolio are expected to have a material effect on the fee table disclosure, and confirms that the fee table disclosure for each such Portfolio has been restated and a footnote included in accordance with Item 3, Instruction 3(d)(ii) of Form N-1A. In addition, the following clarifying language has been added to the Item 9 disclosure regarding the new strategies under “Fund of Funds Investing – Risks of Fund of Funds Investing”:

“Each of the Balanced and Asset Allocation Portfolio’s “Total Annual Portfolio Operating Expenses” reflected in the table under “Fees and Expenses of the Portfolio” in the “PORTFOLIO SUMMARIES” section have been restated from the expenses incurred during the Fund’s last fiscal year to include additional expenses likely to be incurred for the period from July 1, 2013 – December 31, 2013 as a result of each such Portfolio’s anticipated investment in Underlying Portfolios.”

Moreover, the Registrant notes the Total Annual Portfolio Operating Expenses line in the fee tables for each such Portfolio has also been restated to reflect the new expense structure for a 12-month period as described in more detail below in the response to comment #3.

3)

Comment: Please send completed fee tables, portfolio turnover rates and all other expense information prior to the effective date of the Registration Statement. This comment applies to all Prospectuses and Statements of Additional Information. The Staff notes that such information may be included in the Registrant’s filing pursuant to Rule 485(b).

Response: The Registrant confirms that Post-Effective Amendment No. 50 filed herewith includes completed fee tables for all Portfolios and that the portfolio turnover rates and all other expense information required to be disclosed for each Portfolio in accordance with Form N-1A is included.

The Registrant notes supplementally that Annual Portfolio Operating Expenses in the fee tables for all Portfolios have been restated and a footnote included in accordance with Item 3, Instruction 3(d)(ii) of Form N-1A to reflect an increase in administrative and operating expenses that are anticipated as a result of the Registrant’s revised expense structure approved by the Registrant’s shareholders at a special meeting of shareholders held on April 17, 2012 (the “Shareholder Meeting”) and explained in more detail in the response to comment #7 in the Registrant’s correspondence with the SEC on April 27, 2012. The revised expense structure was in place for only a portion of fiscal 2012. Accordingly, the Annual Portfolio Operating Expenses for all Portfolios in Post-Effective Amendment No. 50 have been restated to reflect fiscal 2012 expenses as if the revised expense structure had been in effect for a full 12-month period.

4)

Comment: The Staff notes that the fee tables for the Portfolios are incomplete. Please note that Form N-1A does not permit information about fee waivers or expense limitations in the fee table or a footnote about fee waiver or expense limitations unless the fee waiver will actually reduce fund operating expenses for no less than one year from the effective date of the Registration Statement. See Form N-1A, Item 3, Instruction 3(e). Please confirm this requirement is met. Otherwise, please delete the fee waiver line item and corresponding footnote. Please note that information regarding fee waiver and expense limitations on the part of the investment adviser may be included under the Item 10(a) disclosure.

Response: The Registrant notes that, at the time it filed Post-Effective Amendment No. 49 to the Registrant’s Registration Statement, it did not yet have available final financial information for the fee table disclosure. The fee tables have been updated in connection with this Post-Effective Amendment No. 50 to include final financial information, and in connection herewith, the Registrant has included footnotes to the fee tables relating to expense limitation or fee waiver agreements only with respect to those Portfolios for which the applicable expense limitation and/or fee waiver agreement will reduce Portfolio operating expenses through at least April 30, 2014 based on restated expenses.

5)

Comment: Please create a corresponding risk in the Item 9 disclosure for the “levered loan risk” that appears in the Summary Section for the High Yield Bond Portfolio. While there is a mention of levered loans in the paragraph “Loan Participations and Assignments” and “Risks of Investing in Loan Participations and Assignments,” Form N-1A provides that each risk set forth in the Item 9 disclosure have a corresponding summary in the Item 4 disclosure.

Response: In response to the Staff’s comment, the Registrant has revised the Item 9 disclosure relating to “Loan Participations and Assignments” to tailor the disclosure to levered loan participations and assignments as follows:

“Levered Loans. The High Yield Bond Portfolio may invest in fixed and/or floating rate loans made to companies rated below investment-grade or, if unrated, determined by the Portfolio’s adviser to be of comparable quality, called “levered loans.” Such loans are privately negotiated between a corporate borrower and one or more financial institutions and made available for investment in the bank loan market. The Portfolio may invest in levered loans directly by assignment of the loan from the lender or indirectly through the purchase of a participation interest from the lender. Under a loan assignment, the Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the borrower. Under a loan participation, the Portfolio will have a contractual relationship with the lender, not with the borrower, and will generally have the right to receive payments of principal and interest to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Investments in levered loans usually pay higher yields compared to investment-grade loans. The higher yields of levered loans represent the risk premium associated with lending to below investment-grade borrowers. While levered loans have some features and risk profiles similar to high yield bonds (see “High Yield Bonds”, below) they have some features that are different. Levered loans usually are senior obligations of the borrower and are usually secured by collateral.

Risks of Investing in Levered Loans. Participations and assignments generally involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Portfolio purchases a participation, it may only be able to enforce its rights through the lender and, therefore, assumes the credit risk of the lender in addition to the borrower. Levered loans, because they are made to below investment-grade borrowers, are subject to an increased risk of default by the borrower in the payment of principal and interest. Levered loans may also be more difficult to liquidate than loans made to investment-grade borrowers, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Levered loans are also subject to the risk that the value of the collateral securing the loan may decline and, as a result, may be insufficient to meet the obligations of the borrower. While levered loans are generally senior in a borrower’s capital structure, they are subject to the risk that they may lose their senior status to presently existing or future indebtedness.”

6)	Comment: For all Portfolios, please include the parenthetical “(reflects no deductions for fees, expenses or taxes)” in the Average Annual Total Return tables as required by Form N-1A.

Response: In response to the Staff’s comment, the Registrant has included the parenthetical “(reflects no deductions for fees, expenses or taxes)” directly under each index included in the Average Annual Total Return table for each Portfolio.

7)

Comment: With respect to the Inflation Protection Portfolio, please explain supplementally why using the name “Inflation Protection” without including an 80% policy in inflation protected securities is consistent with Rule 35d-1 under the 1940 Act.

Response: The Registrant believes that the Portfolio is not subject to Rule 35d-1. Rule 35d-1 provides that for purposes of Section 35(d) of the 1940 Act, a fund name may be materially deceptive and misleading if it suggests that the fund focuses its investments in a particular type of investment, unless the fund has adopted a policy to normally invest at least 80% of the value of its assets in the type of investments suggested by its name. The Portfolio’s name designates an investment strategy, as opposed to a type of investment. In particular, the term “Inflation Protection” suggests an investment strategy of managing the Portfolio to protect against inflation, which is done through investing not only inflation-indexed securities but also through non-inflation-indexed securities together with swap agreements designed to manage or reduce the risk of inflation for such non-inflation-indexed positions. The SEC and the SEC Staff have noted that Rule 35d-1 does not apply to fund names that incorporate terms that connote investment strategies as opposed to investments.1 Accordingly, the Registrant believes that the Portfolio is not subject to Rule 35d-1.

8)	Comment: With respect to the Inflation Protection Portfolio, please make clear in the Portfolio’s principal risks disclosure that there is no guarantee of inflation protection.

Response: In response to the Staff’s comment, the Registrant has revised the first paragraph under the “PRINICPAL RISKS” section of the Portfolio’s Summary Section as follows:

“Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective and there is no guarantee of inflation protection. The main risks of investing in this Portfolio are identified below.” (emphasis added)

9)

Comment: With respect to the Balanced Portfolio, please disclose the breakdown of the Balanced Portfolio Blended Composite referred to in the Portfolio’s Average Annual Total Return table. This comment also relates to the Asset Allocation Portfolio.

Response: In response to the Staff’s comment, the Registrant has disclosed the components of the blended composites in the Average Annual Total Return tables for the Balanced Portfolio and the Asset Allocation Portfolio.

10)	Comment: Under the section entitled “Risks of Investing in Municipal Securities,” please update the disclosure as necessary relating to the federal sequester.

[1]

For example, terms such as “growth” and “value” connote investment strategies and are not subject to the rule. See “Investment Company Names,” Release No. IC-24828 (Jan. 17, 2001) at Sec. II.C.1. See also Frequently Asked Questions About Rule 35d-1 (Dec. 4. 2001) at Question 8 (the term “tax-sensitive” connotes a type of investment strategy rather than a focus on a particular type of investment, and is not subject to the rule).

Response: In response to the Staff’s comment, the Registrant has updated the disclosure relating to the federal sequester as follows:

“Federal legislation passed in 2011 to raise the federal debt ceiling included a provision referred to as “sequestration,” which provides for automatic federal spending cuts in the absence certain other Congressional action to address the federal budget deficit. Under the sequestration provision, the federal subsidy payments to issuers of Build America Bonds would be reduced. As of March 2013, amounts claimed by an issuer are subject to a reduction of 8.7% of the amounts budgeted for such payments as a result of the sequester. The federal government could eliminate or further reduce the subsidy in the future. The recent reduction to the subsidy and any further reduction or elimination increases the risk that issuers of Build America Bonds may call the bonds back, as noted above, and increases the risk that issuers may be unable to meet all or part of their payment obligations.”

The Registrant also deleted the following sentence from the paragraph immediately preceding the revised disclosure:

“The federal government could eliminate or reduce federal subsidies in the future.”

11)

Comment: With respect to the Commodities Return Strategy Portfolio, disclose that the Portfolio complies with the provisions of the 1940 Act governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Portfolio’s wholly owned Cayman Islands subsidiary (“Subsidiary”).

Response: As previously noted by the Registrant in its correspondence with the SEC on April 29, 2011 in response to question C.7.a., the Portfolio and the Subsidiary assess compliance with all Section 8 policies and investment restrictions, other than leverage, on a consolidated basis. Testing with respect to compliance with Section 18 is assessed independently for each entity, and the Subsidiary complies with asset segregation or “earmarking” requirements independently and to the same extent as the Portfolio. Disclosure to this effect is included in the Portfolio’s Prospectus under the section entitled “More About Principal Investment Strategies and Risks – Subsidiary Investment”, and the Registrant re-confirms supplementally that the disclosure remains current and accurate.

12)

Comment: With respect to the Commodities Return Strategy Portfolio, disclose that the Subsidiary complies with the provisions of the 1940 Act relating to affiliated transactions and custody (Section 17). Identify the custodian of the Subsidiary in the Registration Statement.

Response: As previously noted by the Registrant in its correspondence with the SEC on April 29, 2011 (response (iv) to comment A.6.), custody of the Subsidiary’s assets are maintained with the Portfolio’s custodian bank in accordance with Section 17(f) of the 1940 Act and the rules thereunder. With respect to all other provisions of Section 17, the

Registrant is aware of the requirements of Section 48(a) of the 1940 Act, which prohibits the Portfolio from doing indirectly “through or by means of any other person” (i.e. the Subsidiary) what it is prohibited from doing directly. As such, the Subsidiary does not engage in any activity prohibited by the 1940 Act that would cause the Portfolio to violate Section 48(a).

In response to the Staff’s comment, the Registrant has revised the disclosure under the heading “Custodians” in the Portfolio’s Statement of Additional Information as follows:

“Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is the custodian for the Portfolio. The custodian maintains custody of securities and other assets of the Portfolio and performs certain services in connection with the purchase, sale, exchange and pledge of securities and assets of the Portfolio. Brown Brothers Harriman & Co. also serves as custodian and performs similar services for the Subsidiary.” (emphasis added)

13)

Comment: With respect to the Commodities Return Strategy Portfolio, confirm in correspondence that (a) the Subsidiary expenses will continue to be reflected in the Portfolio’s fee table, (b) the Subsidiary and its board of directors will designate an agent for process in the United States, and (c) the Subsidiary and its board of directors will agree to inspections of the Subsidiary’s books and records by the Staff.

Responses:

a)

The Registrant confirms supplementally that the Subsidiary’s expenses will continue to be reflected in the “Acquired Fund Fees and Expenses” line of the Portfolio’s fee table in accordance with Instruction 3(f)(1) to Form N-1A, as previously described by the Registrant in its correspondence with the SEC on April 29, 2011 in response to comment B.2.

b)	In response to the Staff’s comment, the following undertaking has been included as part of Item 35 of the Registration Statement:

“The NMSF Cayman Commodity Fund, Ltd. (the “Subsidiary”) and its directors undertake to receive service of process in the United States, with the Registrant’s agent for service of process being designated to serve in the same capacity with respect to the Subsidiary and its directors.”

c)

The Registrant confirms supplementally that the Subsidiary and its board of directors will agree to inspections of the Subsidiary’s books and records by the Staff to the same extent as the Portfolio’s books and records are subject to inspection by the Staff.

14)	Comment: Please note that the filing has material information missing. Please confirm that all missing information, including exhibits, will be included by post-effective amendment.

Response: At the time the Registrant filed Post-Effective Amendment No. 49 to the Registration Statement, it did not yet have available all final financial information and certain other information. The Registrant confirms that all information missing from Post-Effective Amendment No. 49, including exhibits, has been included in Post-Effective Amendment No. 50 filed herewith.

15)	Comment: Please provide the required Tandy letter representations in the Registrant’s response letter to the Staff’s comments.

Response: The required Tandy letter representations are set forth directly below.

The Registrant acknowledges that:

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendment No. 50 to the Registration Statement;

•	The lack of Staff comments does not foreclose the SEC from taking any action with respect to the filing; and

•	The Registrant may not assert the lack of Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We are hopeful that the changes discussed in this correspondence adequately address the comments provided by the Staff. As indicated in the correspondence filed in connection with Post-Effective Amendment No. 49 on February 22, 2013, our intention is that Post-Effective Amendment No. 50 become effective on May 1, 2013, in accordance with paragraph (b) of Rule 485. Please call the undersigned at (414) 665-3487, or Lesli H. McLinden at (414) 665-6137, with any questions or comments about this filing.

Very truly yours,

/s/ MICHAEL J. CONMEY

Michael J. Conmey

Counsel

Northwestern Mutual